FINANCIAL INSTRUMENTS (Details Textual))	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 29, 2011 USD ($)
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ (14,501,000)	$ (16,644,000)	$ (19,860,000)	$ (18,520,000)
Trade receivables	$ 718,715,000	$ 611,094,000
Number of debtors	2,245
Provision of guarantees, Debtors	$ 98,732,000
Percentage of secured trade receivables	97.40%
Percentage of unsecured trade receivables	2.60%
Description of average payable period	As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Pulp [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	46.80%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Proportion of variable interest rate borrowings	14.00%	12.90%
Currency risk [member] | Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 9.98% (equivalent to ThU.S.$ +/- 26,968), and +/- 0.23% of equity (equivalent to ThU.S.$ +/- 16,181).
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 1,67% (equivalent to ThU.S.$4,500) and a change on the equity of +/- 0.04% (equivalent to ThU.S.$2,700).
Interest Rate Risk [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.41% (equivalent to ThU.S.$-/+ 1,097) and +/- 0.01% (equivalent to ThU.S.$-/+ 658) on equity.
Commodity price risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 72.94% (equivalent to ThU.S.$ 197,022) on the income for the year after tax and +/- 1.66% (equivalent to ThU.S.$118,213) on equity.
Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of financial guarantee given					0.00%
IDB Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted					$ 454,000,000
Finnevera Guaranteed Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted					$ 900,000,000
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 55,000,000
Financial guarantee granted	54,804
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	602,000,000
Financial guarantee granted	$ 602,202
Open account debt [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	3.49%
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 391,992,000
Percentage of entity's revenue	59.18%
Letter of credit customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	37.83%
Other type of customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	2.99%